Consolidated Income Statements $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($) $ / shares [1]	Dec. 31, 2019 MXN ($) $ / shares [2]	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares
CONTINUING OPERATIONS
Net sales		$ 10,198	$ 192,342	$ 181,823	$ 182,850
Other operating revenues		113	2,129	519	406
Total revenues		10,311	194,471	182,342	183,256
Cost of goods sold		5,671	106,964	98,404	99,748
Gross profit		4,640	87,507	83,938	83,508	[3],[4]
Administrative expenses		447	8,427	7,999	7,693
Selling expenses		2,764	52,110	49,925	50,351
Other income		100	1,890	569	1,542
Other expenses		232	4,380	2,450	32,899
Interest expense		366	6,904	7,568	8,777
Interest income		65	1,230	1,004	791
Foreign exchange (loss) income, net		(17)	(330)	(277)	788
Gain on monetary position for subsidiaries in hyperinflationary economies		12	221	212	1,590
Market value (loss) income on financial instruments		(15)	(288)	(314)	246
Income (loss) before income taxes and share of the profit of associates and joint ventures accounted for using the equity method		976	18,409	17,190	(11,255)
Income taxes		299	5,648	5,260	4,184
Share in the (loss) profit of equity accounted investees, net of taxes		(7)	(131)	(226)	60	[4]
Net income (loss) from continuing operations		670	12,630	11,704	(15,379)
Net income after tax from discontinued operations		0	0	3,366	3,725
CONSOLIDATED NET INCOME (LOSS)		670	12,630	15,070	(11,654)
Attributable to:
Equity holders of the parent- continuing operations		642	12,101	10,936	(16,058)
Equity holders of the parent- discontinued operations		0	0	2,975	3,256
Non-controlling interest- continuing operations		28	529	768	679
Non-controlling interest- discontinued operations		0	0	391	469
Net income (loss)		$ 670	$ 12,630	$ 15,070	$ (11,654)
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Basic controlling interest net income (loss) from continuing operations | (per share)	[5]	$ 0.04	$ 0.72	$ 0.65	$ (0.96)
Basic controlling interest net income from discontinued operations | (per share)	[5]	0	0	0.18	0.19
Diluted controlling interest net income (loss) from continuing operations | (per share)	[5]	0.04	0.72	0.65	(0.96)
Diluted controlling interest net income from discontinued operations | (per share)	[5]	$ 0	$ 0	$ 0.18	$ 0.19

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1
[3]	Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 91,358, Ps. 84,352 and Ps. 79,836 during the years ended December 31, 2019, 2018 and 2017, respectively. Domestic (Mexico only) total assets were Ps. 145,389, Ps. 130,865 and Ps. 133,315 as of December 31, 2019, 2018 and 2017, respectively. Domestic (Mexico only) total liabilities were Ps. 91,831, Ps. 92,340 and Ps. 88,283 as of December 31, 2019, 2018 and 2017, respectively.
[4]	Restated due to Philippines deconsolidation.
[5]	2018 and 2017 data have been revised for the effect of the March 22, 2019 eight to one stock split – See Note 23